Other operating income (expense) (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Other operating income (expense).
Litigation and contingencies	$ (310,406)	$ (400,136)
Loss on sale of assets	(38,309)	(56,548)
Impairment of current assets	(46,434)	(18,795)
Other income	92,478	39,922
Other operating income (expense), net	$ (302,671)	$ (435,557)